UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

BlackRock Bond Allocation Target Shares

(Exact name of registrant as specified in charter)

100 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq.

BlackRock Advisors, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedules of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES S PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                    PAR
                                                MATURITY           (000)                 VALUE
                                               ----------   -------------------   ------------------
MORTGAGE PASS-THROUGHS - 35.4%
  Federal Home Loan Mortgage
    Corp. ARM
    4.42%(b)                                   06/01/33           $   69          $  67,322
    3.54%(b)                                   05/01/34              319            307,436
    3.57%(b)                                   07/01/34              298            292,949
    4.77%(b)                                   04/01/35              181            179,647
  Federal Home Loan Mortgage
    Corp., Gold
    4.50%                                      08/01/18              298            291,132
    5.50%                                      06/15/25              398            400,891
  Federal National Mortgage
    Association ARM
    4.82%(b)                                   07/01/34              150            149,824
    4.87%(b)                                   06/01/35              374            379,869
    4.65%(b)                                   07/01/35              345            340,321
    5.33%(b)                                   09/01/35              450            445,994
    5.04%(b)                                   10/01/35              196            195,608
  Government National Mortgage
    Association II ARM
    5.00%(b)                                   10/20/34              504            504,382
                                                                                  =========
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $3,592,801)                                                               3,555,375
                                                                                  ---------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.5%
  Bank of America Funding Corp.,
    Series 04-C, Class 4A1
    4.70%(b)                                   11/25/34               76             76,003
  Bear Stearns Mortgage Trust,
    Series 04-13, Class A1
    4.75%(b)                                   11/25/34               70             69,973
  Countrywide Alternative Loan
    Trust, Series 05-28CB, Class
    1A5
    5.50%                                      08/25/35               93             92,992
  Federal Home Loan Mortgage
    Corp., Series 04-2877, Class
    PA
    5.50%                                      07/15/33              278            279,392
  Federal Home Loan Mortgage
    Corp., Series 04-SF5, Class
    GB
    1.77%                                      12/15/07              130            127,651
  Goldman Sachs Mortgage
    Securities Corp., Series 04-11,
    Class 2A2
    4.70%(b)                                   12/25/34               58             58,420
  Structured Mortgage Loan Trust,
    Series 04-6, Class 4A1
    4.85%(b)                                   06/25/34               78             76,137
  Wells Fargo Mortgage Backed
    Securities Trust, Series 04-EE,
    Class 2A1
    3.99%(b)                                   01/25/35              171            168,871
                                                                                  =========
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $962,325)                                                                   949,439
                                                                                  ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.8%
  Adjustable Rate Mortage Trust,
    Series 05-9, Class 5A1
    4.65%(b)
  (Cost $82,881)                               11/25/35               83             82,934
                                                                                  ---------

                                                                    PAR
                                                MATURITY           (000)                 VALUE
                                               ----------   -------------------   ------------------
ASSET BACKED SECURITIES - 40.3%
  Capital Auto Receivables Asset
    Trust, Series 02-3, Class A3
    3.58%                                      10/16/06           $   30          $  29,775
  Capital Auto Receivables Asset
    Trust, Series 04-2, Class A2
    3.35%                                      02/15/08              100             98,766
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                      02/09/09              300            300,296
  Citibank Credit Card Master
    Trust, Series 99-5, Class A
    6.10%                                      05/15/08              350            351,686
  DaimlerChrysler Auto Trust,
    Series 02-B, Class A4
    3.53%                                      12/06/07               88             87,372
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                      01/08/08              269            266,464
  Ford Credit Auto Owner Trust,
    Series 04-A, Class A3
    2.93%                                      03/15/08              298            294,306
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                      11/15/08              120            118,469
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                      02/21/07               42             41,752
  Honda Auto Receivables Owner
    Trust, Series 03-4, Class A3
    2.19%                                      05/15/07              134            133,871
  Honda Auto Receivables Owner
    Trust, Series 04-3, Class A3
    2.91%                                      10/20/08              300            294,978
  MBNA Credit Card Master Note
    Trust, Series 01-A1, Class A1
    5.75%                                      10/15/08              350            351,332
  MBNA Credit Card Master Note
    Trust, Series 03-A6, Class A6
    2.75%                                      10/15/10              300            286,401
  MBNA Credit Card Master Notes
    Trust, Series 04-A4, Class A4
    2.70%                                      09/15/09              350            341,195
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                      12/17/07              350            346,406
  Standard Credit Card Master
    Trust Inc., Series 94-2, Class
    A
    7.25%                                      04/07/06              350            352,307
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                      06/16/08              350            347,049
                                                                                  =========
TOTAL ASSET BACKED SECURITIES
  (Cost $4,113,901)
                                                                                  4,042,425
                                                                                  ---------
CORPORATE BONDS - 3.3%
Aerospace - 0.1%
  Northrop Grumman Corp.,
    Unsecured Notes
    7.00%                                      03/01/06               10             10,036
                                                                                  ---------

                                                                               1

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES S PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                  PAR
                                    MATURITY     (000)       VALUE
                                   ----------   -------   -----------
CORPORATE BONDS (Continued)
Insurance - 2.9%
  ASIF Global Financing,
    Unsecured Notes
    3.90%(c)                       10/22/08     $300      $290,706
                                                          --------
Transportation - 0.3%
  Union Pacific Corp., Unsecured
    Notes
    6.79%                          11/09/07       25        25,804
                                                          --------
TOTAL CORPORATE BONDS
  (Cost $337,066)                                          326,546
                                                          --------

                                               PAR/SHARES
                                                 (000)
                                              -----------
SHORT TERM INVESTMENTS - 11.0%
  Federal Home Loan Mortgage
    Corp., Discount Notes
    3.50%(d)                     01/03/06         600         599,883
  Galileo Money Market Fund                       504         504,078
                                                              =======
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,103,961)                                         1,103,961
                                                            ---------

TOTAL INVESTMENTS IN SECURITIES -  100.3%
  (Cost $10,192,935(a))                       10,060,680
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.3)%                         (32,780)
                                             -----------
NET ASSETS - 100.0%                          $10,027,900
                                             ===========

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $   6,844
      Gross unrealized depreciation                                     (139,099)
                                                                       ---------
                                                                       $(132,255)
                                                                       =========

 (b) Rates shown are the rates as of December 31, 2005.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of December 31,
     2005, the Portfolio held 2.9% of its net assets, with a current market value of $290,706, in securities restricted as to resale.
 (d) The rate shown is the effective yield on the discount notes at the time of purchase.

2

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES C PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS - 77.4%
Aerospace - 2.3%
  Lockheed Martin Corp., Senior
    Debentures
    8.50%                             12/01/29           $   85          $ 115,620
  Northrop Grumman Corp., Senior
    Debentures
    7.75%                             02/15/31               50             63,923
  Raytheon Co., Unsecured Notes
    5.38%                             04/01/13               50             50,683
                                                                         =========
                                                                           230,226
                                                                         ---------
Banks - 17.2%
  Bank of America Corp.,
    Subordinated Notes
    7.40%                             01/15/11              165            181,752
  Bank One N.A., Senior
    Unsecured Notes
    3.70%                             01/15/08              125            122,449
  BankBoston N.A., Subordinated
    Notes
    7.38%                             09/15/06               25             25,419
  Citigroup, Inc., Senior Unsecured
    Notes
    5.75%                             05/10/06              225            225,806
  Citigroup, Inc., Subordinated
    Notes
    6.00%                             10/31/33               20             21,036
  Citigroup, Inc., Unsecured Notes
    5.85%                             12/11/34               60             62,486
  FleetBoston Financial Corp.,
    Senior Unsecured Notes
    4.20%                             11/30/07               80             79,014
  HSBC Bank USA, Subordinated
    Notes
    4.62%                             04/01/14              100             96,224
  J.P. Morgan Chase & Co., Senior
    Unsecured Notes
    5.25%                             05/30/07              300            301,359
  J.P. Morgan Chase & Co.,
    Subordinated Notes
    5.75%                             01/02/13               35             36,095
  National City Bank of Indiana,
    Senior Bank Notes
    2.38%                             08/15/06               75             73,825
  Northern Trust Corp.,
    Subordinated Notes
    4.60%                             02/01/13               25             24,433
  State Street Corp., Subordinated
    Notes
    7.65%                             06/15/10               50             55,856
  U.S. Central Credit Union,
    Unsecured Notes
    2.75%                             05/30/08               50             47,636
  Wachovia Corp., Subordinated
    Notes
    5.25%                             08/01/14               60             60,080
  Wells Fargo & Co. Holdings
    Corp., Subordinated Notes
    6.25%                             04/15/08              270            278,328
                                                                         =========
                                                                         1,691,798
                                                                         ---------
Broadcasting - 0.5%
  News America, Inc., Senior
    Debentures
    7.28%                             06/30/28               50             54,669
                                                                         ---------

                                                           PAR
                                       MATURITY           (000)                 VALUE
                                      ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Chemicals - 0.5%
  E. I. Dupont de Nemours & Co.,
    Senior Debentures
    6.50%                             01/15/28           $   40          $  45,071
                                                                         ---------
Energy & Utilities - 5.7%
  Dominion Resources, Inc.,
    Senior Unsecured Notes
    8.12%                             06/15/10               65             72,246
  Duke Energy Corp., First
    Mortgage Bonds
    4.50%                             04/01/10               50             49,020
  FirstEnergy Corp., Senior
    Unsecured Notes
    7.38%                             11/15/31               15             17,716
  Florida Power & Light Co., First
    Mortgage Bonds
    6.00%                             06/01/08               60             61,386
    5.85%                             02/01/33               70             72,961
  Georgia Power Co., Senior
    Unsecured Notes
    5.20%                             12/15/15               50             50,322
  Kiowa Power Partners LLC,
    Senior Secured Notes
    4.81%(b)                          12/30/13               23             22,484
  Midamerican Energy Co.
    5.75%                             11/01/35               20             20,294
  NiSource Finance Corp., Senior
    Unsecured Notes
    5.40%                             07/15/14               25             24,963
  NiSource Finance Corp.,
    Unsecured Notes
    4.95%(c)                          11/23/09               25             25,056
  Progress Energy, Inc., Senior
    Unsecured Notes
    7.75%                             03/01/31              120            144,602
                                                                         =========
                                                                           561,050
                                                                         ---------
Entertainment & Leisure - 2.6%
  Comcast Cable Communications,
    Inc., Senior Unsecured Notes
    6.75%                             01/30/11               90             95,293
  Comcast Cable Holdings LLC,
    Senior Debentures
    7.88%                             02/15/26               50             57,711
  Time Warner Cos., Inc., Senior
    Debentures
    7.57%                             02/01/24               70             76,353
  Turner Broadcasting Corp.,
    Senior Notes
    8.38%                             07/01/13               25             28,790
                                                                         =========
                                                                           258,147
                                                                         ---------
Finance - 10.9%
  Allstate Life Global Funding
    Trust, Secured Notes
    4.50%                             05/29/09               25             24,648
  American Express Co., Senior
    Unsecured Notes
    4.75%                             06/17/09               75             74,508
  Berkshire Hathaway Finance
    Corp., Senior Unsecured
    Notes
    4.12%                             01/15/10              125            121,395

                                                                               3

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Finance (Continued)
  Boeing Capital Corp., Senior
    Unsecured Notes
    6.50%                               02/15/12           $   25          $  26,986
  Credit Suisse First Boston USA,
    Inc., Senior Unsecured Notes
    5.75%                               04/15/07               15             15,156
  General Electric Capital Corp.,
    Senior Unsecured Notes
    6.75%                               03/15/32               90            106,087
  General Electric Capital Corp.,
    Unsecured Notes
    3.45%(c)                            01/15/08              300            297,684
    3.60%                               10/15/08               95             91,959
  Golden West Financial Corp.,
    Senior Unsecured Notes
    4.12%                               08/15/07               50             49,486
  Goldman Sachs Group, Inc.,
    Senior Unsecured Notes
    5.12%                               01/15/15              110            108,756
  Lehman Brothers Holdings, Inc.,
    Senior Unsecured Notes
    7.00%                               02/01/08               30             31,230
  Morgan Stanley, Senior
    Unsecured Notes
    6.75%                               04/15/11               25             26,913
  PSEG Funding Trust, Inc.,
    Capital Securities
    5.38%                               11/16/07               25             25,038
  SLM Corp., Senior Unsecured
    Notes
    3.50%                               09/30/06               75             74,124
                                                                           =========
                                                                           1,073,970
                                                                           ---------
Food & Agriculture - 1.3%
  Kellogg Co., Senior Debentures
    7.45%                               04/01/31               40             49,427
  Kraft Foods, Inc., Senior
    Unsecured Notes
    5.62%                               11/01/11               15             15,390
  Unilever Capital Corp., Senior
    Unsecured Notes
    5.90%                               11/15/32               60             63,553
                                                                           =========
                                                                             128,370
                                                                           ---------
Insurance - 4.8%
  American General Corp., Senior
    Unsecured Notes
    7.50%                               08/11/10               80             87,700
  The Bear Stearns Cos., Inc.,
    Unsecured Notes
    4.00%                               01/31/08               75             73,629
  CHUBB Corp., Senior Unsecured
    Notes
    4.93%                               11/16/07               25             24,988
  John Hancock Financial
    Services, Inc., Senior
    Unsecured Notes
    5.62%                               12/01/08               25             25,495
  Metropolitan Life Global Funding,
    Inc., Senior Secured Notes
    4.75%(b)                            06/20/07              100             99,656
  Metropolitan Life Global Funding,
    Inc., Unsecured Notes
    2.60%(b)                            06/19/08               50             47,147

                                                             PAR
                                         MATURITY           (000)                 VALUE
                                        ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Insurance (Continued)
  TIAA Global Markets, Senior
    Unsecured Notes
    3.88%(b)                            01/22/08           $   50          $  49,031
  Wellpoint, Inc., Unsecured Notes
    5.95%                               12/15/34               60             61,852
                                                                           =========
                                                                             469,498
                                                                           ---------
Manufacturing - 1.9%
  Honeywell International, Inc.,
    Senior Unsecured Notes
    5.12%                               11/01/06              190            190,249
                                                                           ---------
Medical & Medical Services - 0.5%
  Genentech, Inc., Senior
    Unsecured Notes
    5.25%                               07/18/35               50             48,184
                                                                           ---------
Medical Instruments & Supplies - 0.3%
  Bristol-Myers Squibb Co., Senior
    Unsecured Notes
    5.75%                               10/01/11               25             25,820
                                                                           ---------
Metal & Mining - 0.2%
  Noranda, Inc., Unsecured Notes
    5.50%                               06/15/17               20             19,181
                                                                           ---------
Motor Vehicles - 1.7%
  DaimlerChrysler N.A. Holding
    Corp., Notes
    4.75%                               01/15/08               35             34,678
  Ford Motor Credit Co., Senior
    Notes
    5.80%                               01/12/09              125            109,042
  Nissan Motor Acceptance Corp.,
    Unsecured Notes
    4.62%(b)                            03/08/10               25             24,551
                                                                           =========
                                                                             168,271
                                                                           ---------
Oil & Gas - 3.9%
  Amerada Hess Corp., Senior
    Unsecured Notes
    7.12%                               03/15/33               25             28,419
  Conoco Funding Co., Senior
    Unsecured Notes
    6.35%                               10/15/11              100            106,677
  Consolidated Natural Gas Co.,
    Senior Unsecured Notes
    6.85%                               04/15/11               50             53,651
  Devon Financing Corp., Senior
    Unsecured Notes
    6.88%                               09/30/11               65             71,099
  Enterprise Products Operating
    LP, Senior Unsecured Notes
    5.75%                               03/01/35               30             27,583
  Halliburton Co., Debentures
    7.60%                               08/15/46               10             11,961
  Noble Energy, Inc., Senior
    Unsecured Notes
    5.25%                               04/15/14               25             24,948
  Union Oil Co. of California,
    Senior Unsecured Notes
    5.05%                               10/01/12               15             15,262

4

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONTINUED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                           PAR
                                                       MATURITY           (000)                 VALUE
                                                      ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Oil & Gas (Continued)
  XTO Energy, Inc., Senior
    Unsecured Notes
    5.00%                                             01/31/15           $   50              $   48,929
                                                                                             ==========
                                                                                                388,529
                                                                                             ----------
Paper & Forest Products - 0.2%
  Weyerhaeuser Co., Senior
    Unsecured Notes
    6.12%                                             03/15/07               17                  17,248
                                                                                             ----------
Pharmaceuticals - 2.0%
  Merck & Co., Inc., Senior
    Unsecured Notes
    4.38%                                             02/15/13              125                 118,641
  Wyeth, Senior Unsecured Notes
    6.00%(b)                                          02/15/36               75                  77,234
                                                                                             ==========
                                                                                                195,875
                                                                                             ----------
Real Estate - 1.0%
  EOP Operating LP, Senior
    Unsecured Notes
    7.00%                                             07/15/11               15                  16,055
  EOP Operating LP, Unsecured
    Notes
    4.65%                                             10/01/10               60                  58,184
  The Rouse Co., Unsecured
    Notes
    5.38%                                             11/26/13               25                  23,730
                                                                                             ==========
                                                                                                 97,969
                                                                                             ----------
Retail Merchandising - 2.1%
  Federated Department Stores,
    Inc., Senior Unsecured Notes
    6.62%                                             09/01/08               50                  51,818
  Wal-Mart Stores, Inc., Unsecured
    Notes
    4.12%                                             07/01/10              160                 155,012
                                                                                             ==========
                                                                                                206,830
                                                                                             ----------
Telecommunications - 5.6%
  BellSouth Capital Funding Corp.,
    Senior Unsecured Notes
    7.75%                                             02/15/10              130                 142,234
  SBC Communications, Inc.,
    Unsecured Notes
    6.45%                                             06/15/34               60                  62,495
  Sprint Capital Corp., Senior
    Notes
    6.88%                                             11/15/28               35                  38,244
  Verizon Maryland, Inc., Senior
    Debentures
    6.12%                                             03/01/12              305                 311,686
                                                                                             ==========
                                                                                                554,659
                                                                                             ----------
Yankee - 12.2%
  Alcan, Inc. (Canada), Unsecured
    Notes
    6.12%(d)                                          12/15/33               25                  25,591
  Burlington Resources Finance
    Co. (Canada), Senior
    Unsecured Notes
    5.60%(d)                                          12/01/06               20                  20,099

                                                                           PAR
                                                       MATURITY           (000)                 VALUE
                                                      ----------   -------------------   ------------------
CORPORATE BONDS (Continued)
Yankee (Continued)
  Cadbury Schweppes PLC
    (United Kingdom), Unsecured
    Notes
    3.88%(b)(d)                                       10/01/08           $   40              $   38,792
  Canadian National Railway Co.
    (Canada), Senior Unsecured
    Notes
    6.38%(d)                                          10/15/11               50                  53,261
  Eksportfinans ASA (Norway),
    Unsecured Notes
    4.38%(d)                                          07/15/09              100                  99,048
  EnCana Holdings Finance Corp.
    (Canada), Senior Unsecured
    Notes
    5.80%(d)                                          05/01/14               50                  51,953
  Nationwide Building Society
    (United Kingdom), Unsecured
    Notes
    2.62%(b)(d)                                       01/30/07              100                  97,694
  Rio Tinto Finance Ltd.
    (Australia), Unsecured Notes
    2.62%(d)                                          09/30/08               50                  47,097
  Royal Bank of Scotland Group
    PLC (United Kingdom),
    Subordinated Notes
    7.38%(d)                                          04/29/49              150                 150,919
  Scottish Power PLC (United
    Kingdom), Unsecured Notes
    4.90%(d)                                          03/15/10               50                  49,536
  Suncor Energy, Inc. (Canada),
    Bonds
    5.95%(d)                                          12/01/34               25                  26,661
  Teck Cominco Ltd. (Canada),
    Senior Unsecured Notes
    5.38%(d)                                          10/01/15               25                  24,679
  Telefonica Europe BV
    (Netherlands), Senior
    Unsecured Notes
    7.75%(d)                                          09/15/10               60                  65,701
  Tyco International Group SA
    (Luxembourg), Senior
    Unsecured Notes
    6.12%(d)                                          01/15/09              100                 102,205
  United Mexican States (Mexico),
    Senior Unsecured Notes
    8.00%(d)                                          09/24/22              150                 185,062
  Vodafone Group PLC (United
    Kingdom), Senior Unsecured
    Notes
    7.75%(d)                                          02/15/10              150                 164,290
                                                                                             ==========
                                                                                              1,202,588
                                                                                             ----------
TOTAL CORPORATE BONDS
  (Cost $7,738,404)
                                                                                              7,628,202
                                                                                             ----------
TAXABLE MUNICIPAL BONDS - 1.3%
  Illinois State Pension Funding General Obligation
    Bonds, Series 03
    5.10%
  (Cost $118,931)                                     06/01/33              125                 123,465
                                                                                             ----------

                                                                               5

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                      BATS SERIES C PORTFOLIO (CONCLUDED)

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                PAR/SHARES
                                                  (000)          VALUE
                                               -----------   -------------
SHORT TERM INVESTMENTS - 21.1%
  Federal National Mortgage
    Association, Discount Notes
    3.50%(e)                      01/03/06     $1,600        $1,599,689
  Galileo Money Market Fund                       486           485,507
                                                             ==========
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,085,196)                                           2,085,196
                                                             ----------

TOTAL INVESTMENTS IN SECURITIES -
99.8%
  (Cost $9,942,531(a))                       9,836,863
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.2%                            22,561
                                             ---------
NET ASSETS - 100.0%                         $9,859,424
                                            ==========

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $  54,705
      Gross unrealized depreciation                                     (160,373)
                                                                       ---------
                                                                       $(105,668)
                                                                       =========

 (b) Security exempt from registration under Rule 144A of the Securities Act of
     1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  As of December 31,
     2005, the Portfolio held 4.6% of its net assets, with a current market value of $456,589, in securities restricted as to resale.
 (c) Rates shown are the rates as of December 31, 2005.
 (d) Security is a foreign domiciled issuer which is registered with the
     Securities and Exchange Commission.
 (e) The rate shown is the effective yield on the discount notes at the time of purchase.

6

                    BLACKROCK BOND ALLOCATION TARGET SHARES
                            STATEMENT OF NET ASSETS
                            BATS SERIES M PORTFOLIO

AS OF DECEMBER 31, 2005 (UNAUDITED)

                                                                     PAR
                                                 MATURITY           (000)                 VALUE
                                                ----------   -------------------   ------------------
MORTGAGE PASS-THROUGHS - 16.3%
  Federal National Mortgage
    Association
    5.00%
  (Cost $815,357)                               08/01/19           $  805          $ 796,879
                                                                                   ---------
COMMERCIAL MORTGAGE BACKED SECURITIES - 43.8%
  Chase Commercial Mortgage
    Securities Corp., Series 99-2,
    Class A2
    7.20%                                       01/15/32               70             75,003
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C2,
    Class A2
    7.46%                                       08/16/33              430            466,094
  General Motors Acceptance
    Corp. Commercial Mortgage
    Securities, Inc., Series 00-C3,
    Class A2
    6.96%                                       09/15/35              400            430,470
  Greenwich Capital Commercial
    Funding Corp., Series
    05-GG3, Class A3
    4.57%                                       08/10/42               70             68,797
  J.P. Morgan Commercial
    Mortgage Finance Corp.,
    Series 00-C10, Class A2
    7.37%                                       08/15/32              200            215,192
  Lehman Brothers-UBS
    Commercial Mortgage Trust,
    Series 00-C4, Class A2
    7.37%                                       08/15/26              500            542,854
  Salomon Brothers Mortgage
    Securities VII, Series 00-C3,
    Class A2
    6.59%                                       12/18/33              170            179,396
  Salomon Brothers Mortgage
    Securities VII, Series 01-C2,
    Class A3
    6.50%                                       10/13/11              156            166,168
                                                                                   =========
TOTAL COMMERCIAL MORTGAGE BACKED
  SECURITIES
  (Cost $2,212,785)                                                                2,143,974
                                                                                   ---------
ASSET BACKED SECURITIES - 35.3%
  Capital Auto Receivables Asset
    Trust, Series 04-1, Class A3
    2.00%                                       11/15/07              141            139,046
  Citibank Credit Card Issuance
    Trust, Series 02-A1, Class A1
    4.95%                                       02/09/09              200            200,198
  Citibank Credit Card Master
    Trust I, Series 99-2, Class A
    5.88%                                       03/10/11              200            206,105
  DaimlerChrysler Auto Trust,
    Series 02-C, Class A4
    3.09%                                       01/08/08              153            152,265
  Discover Card Master Trust I,
    Class 00-9, Class A
    6.35%                                       07/15/08              200            200,141
  Ford Credit Auto Owner Trust,
    Series 05-A, Class A3
    3.48%                                       11/15/08              200            197,448
  Honda Auto Receivables Owner
    Trust, Series 03-2, Class A3
    1.69%                                       02/21/07               33             32,805

                                                                     PAR
                                                 MATURITY           (000)                 VALUE
                                                ----------   -------------------   ------------------
ASSET BACKED SECURITIES (Continued)
  Nissan Auto Receivables Owner
    Trust, Series 03-C, Class A4
    2.70%                                       12/17/07           $  200          $ 197,946
  Standard Credit Card Master
    Trust Inc., Series 94-2, Class
    A
    7.25%                                       04/07/06              200            201,318
  USAA Auto Owner Trust, Series
    04-2, Class A3
    3.03%                                       06/16/08              200            198,314
                                                                                   =========
TOTAL ASSET BACKED SECURITIES
  (Cost $1,746,590)                                                                1,725,586
                                                                                   ---------

                                          NUMBER OF
                                           SHARES
                                         ----------
SHORT TERM INVESTMENTS - 5.1%
  Galileo Money Market Fund
  (Cost $249,144)                         249,144     249,144
                                                      -------

TOTAL INVESTMENTS IN SECURITIES -  100.5%
  (Cost $5,023,876(a))                        4,915,583
LIABILITIES IN EXCESS OF
  OTHER ASSETS -  (0.5)%                        (23,908)
                                              ---------
NET ASSETS - 100.0%                          $4,891,675
                                             ==========

-------------------

 (a) Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
      Gross unrealized appreciation                                    $     455
      Gross unrealized depreciation                                     (108,748)
                                                                       ---------
                                                                       $(108,293)
                                                                       =========

          KEY TO INVESTMENT ABBREVIATIONS

  ARM     Adjustable Rate Mortgage
  LLC     Limited Liability Co.
  LP      Limited Partnership
  PLC     Public Limited Co.

                                                                               7

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Bond Allocation Target Shares
(Registrant)

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Henry Gabbay
Henry Gabbay, President and Principal Executive Officer

Date	February 28, 2006

By (Signature and Title)	/s/ William McGinley
William McGinley, Treasurer and Principal Financial Officer

Date	February 24, 2006